Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Total		¥ 237,934	¥ 104,635
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(1,027)	(5,511)
Realized gain on investments in equity securities held for operating purposes		496	8,217
Equity in earnings of affiliates		26,351	22,731
Corporate items		187	3,322
Other	[1]	2,851	(13,323)
Total		¥ 28,858	¥ 15,436

[1]	Includes the impact of Nomura’s own creditworthiness.